CONSOLIDATING FINANCIAL STATEMENTS - Cash flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating:
Net earnings (loss)	$ 717.1	$ (25.6)
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization	731.3	772.4
Gain on disposition of associate and other interests - net		(2.1)
Reversals of impairment charges	(361.8)
Equity in (earnings) losses of joint ventures and intercompany investments	(0.1)	0.3
Share-based compensation expense	14.3	14.6
Finance expense	107.9	101.2
Deferred tax expense (recovery)	41.1	8.9
Foreign exchange (gains) losses and other	(53.1)	12.5
Reclamation recovery	(11.9)	(8.0)
Changes in operating assets and liabilities:
Accounts receivable and other assets	(64.5)	(22.7)
Inventories	53.8	(5.7)
Accounts payable and accrued liabilities	165.9	69.8
Cash flow provided from (used in) operating activities	1,340.0	915.6
Income taxes recovered (paid)	(115.1)	(126.9)
Net cash flow provided from operating activities	1,224.9	788.7
Investing:
Additions to property, plant and equipment	(1,105.2)	(1,043.4)
Acquisitions	(30.0)	(304.2)
Net proceeds from the sale of (additions to) long-term investments and other assets	71.6	(52.9)
Net proceeds from the sale of property, plant and equipment	31.9	6.4
Increase in restricted cash	(2.5)	(0.6)
Interest received and other - net	7.6	7.7
Net cash flow used in investing activities	(1,026.6)	(1,387.0)
Financing:
Proceeds from drawdown of debt	300.0	80.0
Repayment of debt	(200.0)	(80.0)
Payment of lease liabilities	(14.3)
Interest paid	(55.6)	(57.9)
Dividends paid to non-controlling interest	(5.0)	(13.0)
Other - net		(1.7)
Net cash flow provided from (used in) financing activities	25.1	(72.6)
Effect of exchange rate changes on cash and cash equivalents	2.7	(5.9)
Increase (decrease) in cash and cash equivalents	226.1	(676.8)
Cash and cash equivalents, beginning of period	349.0	1,025.8
Cash and cash equivalents, end of period	575.1	349.0
Total Guarantors
Operating:
Net earnings (loss)	718.6	(23.6)
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization	376.8	413.0
Reversals of impairment charges	(200.7)
Equity in (earnings) losses of joint ventures and intercompany investments	(333.2)	35.7
Share-based compensation expense	14.3	14.6
Finance expense	131.5	161.0
Deferred tax expense (recovery)	64.6	45.0
Foreign exchange (gains) losses and other	(20.2)	(3.0)
Changes in operating assets and liabilities:
Accounts receivable and other assets	(15.6)	6.3
Inventories	12.0	17.5
Accounts payable and accrued liabilities	84.4	(11.1)
Cash flow provided from (used in) operating activities	832.5	655.4
Income taxes recovered (paid)	(57.0)	(28.4)
Net cash flow provided from operating activities	775.5	627.0
Investing:
Additions to property, plant and equipment	(727.1)	(531.1)
Acquisitions		(269.2)
Net proceeds from the sale of (additions to) long-term investments and other assets	104.2	(12.8)
Net proceeds from the sale of property, plant and equipment	12.3	0.5
Increase in restricted cash	(0.4)	(0.6)
Interest received and other - net	2.1	3.6
Net cash flow used in investing activities	(608.9)	(809.6)
Financing:
Proceeds from drawdown of debt	300.0	80.0
Repayment of debt	(200.0)	(80.0)
Payment of lease liabilities	(10.6)
Interest paid	(55.6)	(57.9)
Dividends received from (paid to) common shareholders and subsidiaries	(22.3)	0.5
Intercompany advances	(71.1)	(15.9)
Other - net	3.9	(0.9)
Net cash flow provided from (used in) financing activities	(55.7)	(74.2)
Increase (decrease) in cash and cash equivalents	110.9	(256.8)
Cash and cash equivalents, beginning of period	133.5	390.3
Cash and cash equivalents, end of period	244.4	133.5
Kinross Gold Corp.
Operating:
Net earnings (loss)	718.6	(23.6)
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization	3.3	3.7
Equity in (earnings) losses of joint ventures and intercompany investments	(767.1)	(41.4)
Share-based compensation expense	14.3	14.6
Finance expense	63.7	64.6
Deferred tax expense (recovery)	(1.2)	3.0
Foreign exchange (gains) losses and other	(9.8)	5.4
Changes in operating assets and liabilities:
Accounts receivable and other assets	(1.2)	(1.6)
Inventories	(0.8)	(0.5)
Accounts payable and accrued liabilities	4.1	(23.9)
Cash flow provided from (used in) operating activities	23.9	0.3
Income taxes recovered (paid)		0.1
Net cash flow provided from operating activities	23.9	0.4
Investing:
Additions to property, plant and equipment	(30.7)	(7.4)
Net proceeds from the sale of (additions to) long-term investments and other assets	126.8	10.7
Net proceeds from the sale of property, plant and equipment	12.0
Interest received and other - net	0.5	2.2
Net cash flow used in investing activities	108.6	5.5
Financing:
Proceeds from drawdown of debt	300.0	80.0
Repayment of debt	(200.0)	(80.0)
Payment of lease liabilities	(2.0)
Interest paid	(55.6)	(57.9)
Dividends received from (paid to) common shareholders and subsidiaries		0.1
Intercompany advances	(83.6)	(185.1)
Other - net	3.9	(0.9)
Net cash flow provided from (used in) financing activities	(37.3)	(243.8)
Increase (decrease) in cash and cash equivalents	95.2	(237.9)
Cash and cash equivalents, beginning of period	29.7	267.6
Cash and cash equivalents, end of period	124.9	29.7
Guarantor Subsidiaries
Operating:
Net earnings (loss)	824.4	78.1
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization	373.7	409.3
Reversals of impairment charges	(200.7)
Equity in (earnings) losses of joint ventures and intercompany investments	(390.5)	(1.0)
Finance expense	75.0	104.5
Deferred tax expense (recovery)	65.8	42.0
Foreign exchange (gains) losses and other	(10.4)	(8.4)
Changes in operating assets and liabilities:
Accounts receivable and other assets	(14.4)	7.9
Inventories	12.6	18.0
Accounts payable and accrued liabilities	80.3	12.8
Cash flow provided from (used in) operating activities	815.8	663.2
Income taxes recovered (paid)	(57.0)	(28.5)
Net cash flow provided from operating activities	758.8	634.7
Investing:
Additions to property, plant and equipment	(696.4)	(523.7)
Acquisitions		(269.2)
Net proceeds from the sale of (additions to) long-term investments and other assets	(22.6)	(23.5)
Net proceeds from the sale of property, plant and equipment	0.3	0.5
Increase in restricted cash	(0.4)	(0.6)
Interest received and other - net	1.6	1.4
Net cash flow used in investing activities	(717.5)	(815.1)
Financing:
Payment of lease liabilities	(8.6)
Dividends received from (paid to) common shareholders and subsidiaries	(22.3)	0.4
Intercompany advances	5.3	161.1
Net cash flow provided from (used in) financing activities	(25.6)	161.5
Increase (decrease) in cash and cash equivalents	15.7	(18.9)
Cash and cash equivalents, beginning of period	103.8	122.7
Cash and cash equivalents, end of period	119.5	103.8
Guarantor Adjustments
Operating:
Net earnings (loss)	(824.4)	(78.1)
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization	(0.2)
Equity in (earnings) losses of joint ventures and intercompany investments	824.4	78.1
Finance expense	(7.2)	(8.1)
Changes in operating assets and liabilities:
Inventories	0.2
Cash flow provided from (used in) operating activities	(7.2)	(8.1)
Net cash flow provided from operating activities	(7.2)	(8.1)
Financing:
Intercompany advances	7.2	8.1
Net cash flow provided from (used in) financing activities	7.2	8.1
Non-guarantors
Operating:
Net earnings (loss)	543.4	374.6
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization	354.5	359.4
Gain on disposition of associate and other interests - net		(2.1)
Reversals of impairment charges	(161.1)
Equity in (earnings) losses of joint ventures and intercompany investments	(0.1)	(0.1)
Finance expense	191.6	168.6
Deferred tax expense (recovery)	(23.5)	(36.1)
Foreign exchange (gains) losses and other	(32.9)	15.5
Reclamation recovery	(11.9)	(8.0)
Changes in operating assets and liabilities:
Accounts receivable and other assets	(48.9)	(29.0)
Inventories	41.8	(23.2)
Accounts payable and accrued liabilities	81.5	80.9
Cash flow provided from (used in) operating activities	934.4	900.5
Income taxes recovered (paid)	(58.1)	(98.5)
Net cash flow provided from operating activities	876.3	802.0
Investing:
Additions to property, plant and equipment	(378.1)	(512.3)
Acquisitions	(30.0)	(35.0)
Net proceeds from the sale of (additions to) long-term investments and other assets	(32.6)	(40.1)
Net proceeds from the sale of property, plant and equipment	19.6	5.9
Increase in restricted cash	(2.1)
Interest received and other - net	5.5	4.1
Net cash flow used in investing activities	(417.7)	(577.4)
Financing:
Payment of lease liabilities	(3.7)
Dividends received from (paid to) common shareholders and subsidiaries	(189.4)	(412.4)
Dividends paid to non-controlling interest	(5.0)	(13.0)
Intercompany advances	(144.1)	(212.5)
Other - net	(3.9)	(0.8)
Net cash flow provided from (used in) financing activities	(346.1)	(638.7)
Effect of exchange rate changes on cash and cash equivalents	2.7	(5.9)
Increase (decrease) in cash and cash equivalents	115.2	(420.0)
Cash and cash equivalents, beginning of period	215.5	635.5
Cash and cash equivalents, end of period	330.7	215.5
Eliminations
Operating:
Net earnings (loss)	(544.9)	(376.6)
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Equity in (earnings) losses of joint ventures and intercompany investments	333.2	(35.3)
Finance expense	(215.2)	(228.4)
Changes in operating assets and liabilities:
Cash flow provided from (used in) operating activities	(426.9)	(640.3)
Net cash flow provided from operating activities	(426.9)	(640.3)
Financing:
Dividends received from (paid to) common shareholders and subsidiaries	211.7	411.9
Intercompany advances	215.2	228.4
Net cash flow provided from (used in) financing activities	$ 426.9	$ 640.3